Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and March 31, 2013:

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*1	¥19,397	¥0	¥19,397	¥0
Trading securities	12,817	384	12,433	0
Available-for-sale securities	886,487	173,056	469,776	243,655
Japanese and foreign government bond securities	220,915	105,353	115,562	0
Japanese prefectural and foreign municipal bond securities	57,359	33	57,326	0
Corporate debt securities	280,222	0	277,310	2,912
Specified bonds issued by SPEs in Japan	139,152	0	0	139,152
CMBS and RMBS in the U.S., and other asset- backed securities	95,328	0	2,147	93,181
Other debt securities	8,410	0	0	8,410
Equity securities	85,101	67,670	17,431	0
Other securities	5,178	0	5,178	0
Investment funds	5,178	0	5,178	0
Derivative assets	17,212	649	11,270	5,293
Interest rate swap agreements	4,624	0	4,624	0
Options held, caps held and other	5,924	0	631	5,293
Futures, foreign exchange contracts	1,027	649	378	0
Foreign currency swap agreements	5,540	0	5,540	0
Credit derivatives held	97	0	97	0

	¥941,091	¥174,089	¥518,054	¥248,948

Financial Liabilities:
Derivative liabilities	¥16,659	¥412	¥16,247	¥0
Interest rate swap agreements	1,277	0	1,277	0
Options written and other	4,430	0	4,430	0
Futures, foreign exchange contracts	5,497	412	5,085	0
Foreign currency swap agreements	5,432	0	5,432	0
Credit derivatives held	23	0	23	0

	¥16,659	¥412	¥16,247	¥0

	March 31, 2013
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*1	¥16,026	¥0	¥16,026	¥0
Trading securities	33,041	2,184	30,857	0
Available-for-sale securities	757,299	166,398	453,923	136,978
Japanese and foreign government bond securities	278,717	98,990	179,727	0
Japanese prefectural and foreign municipal bond securities	61,090	0	61,090	0
Corporate debt securities	196,835	0	190,311	6,524
Specified bonds issued by SPEs in Japan	63,244	0	0	63,244
CMBS and RMBS in the U.S., and other asset- backed securities	60,691	0	1,792	58,899
Other debt securities	8,311	0	0	8,311
Equity securities	88,411	67,408	21,003	0
Other securities	5,800	0	0	5,800
Investment funds*2	5,800	0	0	5,800
Derivative assets	14,598	147	12,352	2,099
Interest rate swap agreements	4,654	0	4,654	0
Options held/written and other	5,654	0	3,555	2,099
Futures, foreign exchange contracts	1,030	147	883	0
Foreign currency swap agreements	2,890	0	2,890	0
Credit derivatives held/written	370	0	370	0

	¥826,764	¥168,729	¥513,158	¥144,877

Financial Liabilities:
Derivative liabilities	¥18,037	¥0	¥18,037	¥0
Interest rate swap agreements	1,459	0	1,459	0
Options held/written and other	3,530	0	3,530	0
Futures, foreign exchange contracts	4,685	0	4,685	0
Foreign currency swap agreements	8,263	0	8,263	0
Credit derivatives held/written	100	0	100	0

	¥18,037	¥0	¥18,037	¥0

*1

A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥1,024 million for the fiscal year ended March 31, 2012 and losses from the change in the fair value of the loans of ¥628 million for the fiscal year ended March 31, 2013. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012 and the fiscal year ended March 31, 2013, attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2012, are ¥18,326 million and ¥19,397 million, respectively, and the amount of the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥1,071 million. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2013, are ¥15,535 million and ¥16,026 million, respectively, and the amount of the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥491 million. As of March 31, 2012 and 2013, there are no loans that are 90 days or more past due, in non-accrual status, or both.

*2	A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) for certain funds purchased at a discount on the secondary market and an investment in a drug royalty trust, which were made on or after April 1, 2012. Included in brokerage commissions and net gains on investment securities in the consolidated statements of income are gains from the change in the fair value of those investments of ¥670 million for the year ended March 31, 2013.

Reconciliation of Financial Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2011, 2012 and 2013:

	2011
	Millions of yen
	Balance at April 1, 2010	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/or out of Level 3 (net)*3	Balance at March 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2011*1

		Included in earnings*1	Included in other comprehensive income*2	Total
Trading securities	¥53	¥(26)	¥(2)	¥(28)	¥(25)	¥0	¥0	¥0
Available-for-sale securities	401,804	(6,242)	(3,248)	(9,490)	(33,102)	(43,536)	315,676	(5,848)
Corporate debt securities	6,841	(34)	(83)	(117)	(2,094)	(2,057)	2,573	(72)
Specified bonds issued by SPEs in Japan	246,305	(5,195)	351	(4,844)	(27,076)	7,929	222,314	(5,275)
CMBS and RMBS in the U.S., and other asset-backed securities	143,176	(1,013)	(3,540)	(4,553)	(3,932)	(49,408)	85,283	(501)
Other debt securities	5,482	0	24	24	0	0	5,506	0
Derivative assets and liabilities (net)	493	(206)	0	(206)	0	2,659	2,946	(206)
Options held/written, caps held and other	0	475	0	475	0	2,659	3,134	475
Credit derivatives held/written	493	(681)	0	(681)	0	0	(188)	(681)

	2012
	Millions of yen
	Balance at April 1, 2011	Gains or losses (realized/unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1

		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥315,676	¥(1,262)	¥1,443	¥181	¥63,980	¥(18,054)	¥(118,596)	¥468	¥243,655	¥(2,429)
Corporate debt securities	2,573	(18)	108	90	2,549	(431)	(2,337)	468	2,912	(35)
Specified bonds issued by SPEs in Japan	222,314	(3,066)	2,178	(888)	6,668	(9,625)	(79,317)	0	139,152	(3,397)
CMBS and RMBS in the U.S., and other asset-backed securities	85,283	1,822	(1,056)	766	49,072	(7,998)	(33,942)	0	93,181	1,003
Other debt securities	5,506	0	213	213	5,691	0	(3,000)	0	8,410	0
Derivative assets and liabilities (net)	2,946	2,159	0	2,159	0	0	188	0	5,293	2,159
Options held/written, caps held and other	3,134	2,159	0	2,159	0	0	0	0	5,293	2,159
Credit derivatives held/written	(188)	0	0	0	0	0	188	0	0	0

	2013
	Millions of yen
	Balance at April 1, 2012	Gains or losses (realized/unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2013	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2013*1

		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥243,655	¥(9,225)	¥7,693	¥(1,532)	¥19,294	¥(10,564)	¥(113,875)	¥0	¥136,978	¥(9,783)
Corporate debt securities	2,912	(508)	908	400	3,942	(432)	(298)	0	6,524	(456)
Specified bonds issued by SPEs in Japan	139,152	(9,228)	(15)	(9,243)	5,419	(9)	(72,075)	0	63,244	(8,095)
CMBS and RMBS in the U.S., and other asset-backed securities	93,181	(369)	5,381	5,012	9,933	(7,725)	(41,502)	0	58,899	(1,232)
Other debt securities	8,410	880	1,419	2,299	0	(2,398)	0	0	8,311	0
Other securities	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Investment funds	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Derivative assets and liabilities (net)	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)
Options held/written, caps held and other	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)

*1	Principally, gains and losses from trading securities are included in “brokerage commissions and net gains on investment securities”; available-for-sale securities are included in “write-downs of securities” or “life insurance premiums and related investment income”; other securities are included in “brokerage commissions and net gains on investment securities” and derivative assets and liabilities (net) are included in “other operating revenues/expenses,” respectively. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities is included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities.”
*3	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

Recorded Amounts of Major Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

The following table presents recorded amounts of major assets measured at fair value on a nonrecurring basis as of March 31, 2012 and March 31, 2013. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥9,715	¥0	¥0	¥9,715
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	0	0	73,319
Investment in operating leases and other operating assets	16,159	0	0	16,159
Land and buildings undeveloped or under construction	20,445	0	0	20,445
Certain investment in affiliates	15,660	10,775	0	4,885

	¥135,298	¥10,775	¥0	¥124,523

	March 31, 2013
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥60,564	¥0	¥0	¥60,564
Investment in operating leases and other operating assets	21,960	0	0	21,960
Land and buildings undeveloped or under construction	11,845	0	0	11,845
Certain investment in affiliates	3,704	0	0	3,704

	¥98,073	¥0	¥0	¥98,073

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Recurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a recurring basis as of March 31, 2012 and March 31, 2013.

	March 31, 2012
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Financial Assets:
Available-for-sale securities
Corporate debt securities	¥1,088	Discounted cash flows	Discount rate	2.9% – 7.5%
				(4.9%)

	1,824	Appraisals/Broker quotes	—	—

Specified bonds issued by SPEs in Japan	118,624	Discounted cash flows	Discount rate	1.0% – 13.0%
				(4.0%)

	20,528	Appraisals/Broker quotes	—	—

CMBS and RMBS in the U.S., and other asset-backed securities	63,436	Discounted cash flows	Discount rate	2.7% – 44.1%
				(11.2%)

			Probability of default	0.0% – 6.1%
				(0.9%)

	29,745	Appraisals/Broker quotes	—	—

Other debt securities	8,410	Discounted cash flows	Discount rate	12.5%
				(12.5%)

Derivative assets
Options held, caps held and other	5,293	Discounted cash flows	Discount rate	10.0% – 15.0%
				(12.0%)

	¥248,948

	March 31, 2013
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Financial Assets:
Available-for-sale securities
Corporate debt securities	¥974	Discounted cash flows	Discount rate	5.4%
				(5.4%)

	5,550	Appraisals/Broker quotes	—	—

Specified bonds issued by SPEs in Japan	60,013	Discounted cash flows	Discount rate	1.0% – 12.0%
				(4.9%)

	3,231	Appraisals/Broker quotes	—	—

CMBS and RMBS in the U.S., and other asset-backed securities	30,804	Discounted cash flows	Discount rate	2.9% – 42.6%
				(9.3%)

			Probability of default	0.0% – 12.8%
				(1.7%)

	28,095	Appraisals/Broker quotes	—	—

Other debt securities	8,311	Discounted cash flows	Discount rate	11.7%
				(11.7%)

Other securities
Investment funds	5,800	Discounted cash flows	Discount rate	13.0% – 20.0%
				(18.6%)

Derivative assets
Options held/written and other	2,099	Discounted cash flows	Discount rate	10.0% – 15.0%
				(12.3%)

	¥144,877

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during the three months ended March 31, 2012 and during the year ended March 31,2013.

	March 31, 2012
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Assets:
Unlisted securities	¥8,814	Discounted cash flows	Discount rate	4.2% – 12.5%
				(6.5%)
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	Discounted cash flows	Discount rate	3.3% – 18.9%
				(7.9%)
		Direct capitalization	Capitalization rate	5.2% – 29.0%
				(10.9%)
Investment in operating leases and other operating assets	11,561	Discounted cash flows	Discount rate	7.0% – 10.0%
				(8.2%)
Land and buildings undeveloped or under construction	8,638	Discounted cash flows	Discount rate	6.0%
				(6.0%)
Certain investment in affiliates	4,596	Discounted cash flows	Discount rate	5.0% – 8.0%
				(6.5%)

	¥106,928

	March 31, 2013
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥60,564	Discounted cash flows	Discount rate	5.4% – 19.0%
				(8.4%)
		Direct capitalization	Capitalization rate	5.0% – 21.0%
				(10.7%)
Investment in operating leases and other operating assets	21,960	Discounted cash flows	Discount rate	4.4% – 12.7%
				(6.9%)
Land and buildings undeveloped or under construction	11,845	Discounted cash flows	Discount rate	4.7% – 9.6%
				(6.6%)
Certain investment in affiliates	3,704	Discounted cash flows	Discount rate	5.0% – 9.2%
				(8.8%)

	¥98,073